Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000218791 | 38150K103 | Goldman Sachs Physical Gold ETF
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000218791 | 72201R593 | Pimco Commodity Strategy Active ETF
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000218791 | 46138G649 | Invesco Nasdaq 100 ETF
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000218791 | 81369Y886 | State Street Utilities Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000218791 | 81369Y209 | State Street Health Care Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000218791 | 921937819 | Vanguard Intermediate-Term Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000218791 | 464287440 | iShares 7-10 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000218791 | 921937793 | Vanguard Long-Term Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000218791 | 464288661 | iShares 3-7 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000218791 | 46141D203 | Invesco DB US Dollar Index Bullish Fund
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000218791 | Specialty
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000218791 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000218791 | Equity
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000218791 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000218792 | 38150K103 | Goldman Sachs Physical Gold ETF
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000218792 | 46138G649 | Invesco Nasdaq 100 ETF
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000218792 | 81369Y886 | State Street Utilities Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000218792 | 81369Y209 | State Street Health Care Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000218792 | 464287440 | iShares 7-10 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000218792 | 81369Y506 | State Street Energy Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000218792 | 81369Y803 | State Street Technology Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000218792 | 921946406 | Vanguard High Dividend Yield ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000218792 | 464287168 | iShares Select Dividend ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000218792 | 921910873 | Vanguard Mega Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000218792 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000218792 | Equity
Holdings [Line Items]
Percent of Net Asset Value	76.20%
C000218792 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000227938 | 38150K103 | Goldman Sachs Physical Gold ETF
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000227938 | 46138G649 | Invesco Nasdaq 100 ETF
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000227938 | 81369Y803 | State Street Technology Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000227938 | 81369Y308 | State Street Consumer Staples Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000227938 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000227938 | Equity
Holdings [Line Items]
Percent of Net Asset Value	90.80%